Document and Entity Information	Feb. 15, 2021
Cover [Abstract]
Entity Registrant Name	EBIX INC
Amendment Flag	true
Entity Central Index Key	0000814549
Document Type	8-K/A
Document Period End Date	Feb. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address, Address Line One	1 Ebix Way
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	(678)
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	EBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 19, 2021, Ebix, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) stating that RSM US LLP (“RSM”) had resigned as the Company’s independent registered public accounting firm, effective February 15, 2021. The Company provided a copy of the Initial Report to RSM prior to filing it with the U.S. Securities and Exchange Commission (the “SEC”). The Company requested that RSM furnish the Company with a letter addressed to the SEC stating whether RSM agrees with the statements made by the Company in the Initial Report in response to Item 304(a) of Regulation S-K under the Securities Act of 1933, as amended, and, if not, stating the respects in which it does not agree. The Initial Report is hereby amended and supplemented by adding the language that appears below.